Segment Results - Schedule Of Reportable Segments Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	4
Total net revenues to external customers	$ 3,468,858	$ 4,010,274	$ 3,268,718
Total segment adjusted income from continuing operations before income tax	1,608,175	1,717,622	1,517,996
U.S. Branded - Specialty & Established Pharmaceuticals
Segment Reporting Information [Line Items]
Total net revenues to external customers	957,525	1,166,294	1,284,607
Total segment adjusted income from continuing operations before income tax	485,515	553,806	694,440
U.S. Branded - Sterile Injectables
Segment Reporting Information [Line Items]
Total net revenues to external customers	750,471	576,399	114,719
Total segment adjusted income from continuing operations before income tax	563,103	426,170	76,627
U.S. Generic Pharmaceuticals
Segment Reporting Information [Line Items]
Total net revenues to external customers	1,530,530	1,988,214	1,557,697
Total segment adjusted income from continuing operations before income tax	501,249	653,309	665,140
International Pharmaceuticals
Segment Reporting Information [Line Items]
Total net revenues to external customers	230,332	279,367	311,695
Total segment adjusted income from continuing operations before income tax	$ 58,308	$ 84,337	$ 81,789